Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2016	2017
	RMB	RMB	US$
Electronic equipment	127,786	129,403	19,890
Leasehold improvements	62,702	62,216	9,562
Office equipment and fixtures	25,091	26,495	4,072
Motor vehicles	4,209	4,472	687
Construction in progress	—	2,466	379
Less: Accumulated depreciation	(102,349)	(135,915)	(20,890)

Property and equipment, net	117,439	89,137	13,700

Depreciation expense of property and equipment for the years ended December 31, 2015, 2016 and 2017 were RMB26,002, RMB46,455 and RMB45,156 (US$6,940), respectively.